Schedule of transactions with related parties (Details)	1 Months Ended	12 Months Ended
	Jun. 26, 2018 CAD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)
Related party transactions [abstract]
Consulting fees paid to a director		$ 98,583	$ 0	$ 0
Salaries paid or accrued to directors and officers		1,113,900	4,881	4,605
Equity compensation for directors and officers	$ 1,825,245	2,824,852	245,380	0
Convertible debenture interest paid to directors and officers		41,504	0	0
Rents paid to significant shareholder		93,000	0	0
Transactions with related parties		$ 4,171,839	$ 250,261	$ 4,605